STATEMENT OF INCOME BY NATURE (Tables)	9 Months Ended
Sep. 30, 2021
The Company discloses its statement of income by function and thus presents below the details by nature:

The Company discloses its statement of income by function and thus presents below the details by nature:

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Costs of sales
Raw materials and supplies (1)	7,370,370	20,634,986	5,417,106	15,140,087
Salaries and employees benefits	1,106,742	3,210,703	1,060,402	3,007,577
Depreciation	529,589	1,537,582	466,876	1,379,928
Amortization	32,106	103,626	40,500	98,083
Other	726,496	2,086,342	613,249	1,793,580
	9,765,303	27,573,239	7,598,133	21,419,255

Sales expenses
Indirect and direct logistics expenses	835,633	2,251,726	619,365	1,827,774
Marketing	166,046	482,650	137,473	427,706
Salaries and employees benefits	362,960	1,059,427	363,920	1,035,654
Depreciation	81,781	273,804	49,703	160,816
Amortization	21,971	76,121	27,454	70,166
Other	179,370	481,171	168,554	489,576
	1,647,761	4,624,899	1,366,469	4,011,692

Administrative expenses
Salaries and employees benefits	92,080	276,389	91,931	247,770
Fees	14,977	39,801	12,387	41,600
Depreciation	8,176	34,882	13,917	35,544
Amortization	7,212	30,278	13,255	28,968
Other	99,262	192,616	85,858	196,491
	221,707	573,966	217,348	550,373

(1)	Includes recoveries of PIS and COFINS taxes on inputs and export credits in the amount of R$43,817 for the nine-month period ended on September 30, 2021 (null in the same period of the previous year).